Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of assets and liabilities measured or disclosed at fair value
Assets and liabilities measured on a recurring basis or disclosed at fair value are summarized below:

	Total Fair Value	Total Fair Value	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total gains (losses)
	RMB	US$	RMB	RMB	RMB	RMB
Fair value measurement—Recurring:
As of December 31, 2020
Available-for-sale debt securities	1,830	280		1,830		(7,365)
Equity investments with readily determinable fair value	11,411	1,749	11,411			5,327
Equity investments accounted for using fair value option (i)	364,298	55,831			364,298	857
As of December 31, 2019
Available-for-sale debt securities	146,723	21,075		146,723		10,913
Equity investments with readily determinable fair value	30,743	4,416	30,743			2,853
Equity investments accounted for using fair value option	388,581	55,816			388,581	(102,555)
The following table summarizes the
Company’s
assets held as of December 31, 2019 and 2020 for which a
non-recurring
fair value measurement was recorded during the years ended December 31, 2019 and 2020:

	Total Balance	Total Balance	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total gains (losses)
	RMB	US$	RMB	RMB	RMB	RMB
Fair value measurement—Non-Recurring:
As of December 31, 2020
Property and equipment, net	85,094	13,041			—	(9,226)
Intangible assets, net	—	—			—	(17,746)
Equity investments accounted for using the measurement alternative (ii)	585,958	89,802			585,958	55,492
Equity investments accounted using equity method (ii)	18,000	3,187			18,000	—
As of December 31, 2019
Intangible assets, net	19	3			19	(8,800)
Goodwill	—	—			—	(545,665)
Equity investments accounted for using the measuremen t alternative	926,926	133,145			926,926	(102,592)

Reconciliation of the assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs

Equity investment accounted for using fair value option
RMB
Balance as of January 1, 2019	—
Addition	497,796
Fair value change	(102,555)
Foreign exchange translation adjustments	(6,660)

Balance as of December 31, 2019	388,581
Addition	—
Fair value change	857
Foreign exchange translation adjustments	(25,140)

Balance as of December 31, 202 0	364,298

Balance as of December 31, 2020 in US$	55,831

Schedule of significant unobservable inputs used in the fair value measurement
The significant unobservable inputs used in the fair value measurement and the corresponding impacts to the fair values are presented below:

	Fair value	Valuation technique	Unobservable inputs	Range
Fair value of the remaining interests in the disposed businesses at deconsolidation date	360,433	Discount cash flow method	• Weighted average cost of capital • Sales growth rate • EBIT margin	18%~20% -15%~143% -23%~9.2%

Fair Value, Measurements, Recurring [Member]
Schedule of significant unobservable inputs used in the fair value measurement	The significant unobservable inputs used in the fair value measurement and the corresponding impacts to the fair values are presented below:

	Fair value	Valuation technique	Unobservable inputs	Range
Equity investments accounted for using fair value option	364,298	Discount cash flow method`	• Weighted average cost of capital • Sales growth rate • EBIT margin	18% 8~18.9% 2.5%~18%

Fair Value, Measurements, Nonrecurring [Member]
Schedule of significant unobservable inputs used in the fair value measurement	The significant unobservable inputs used in the fair value measurement and the corresponding impacts to the fair values are presented below:

	Fair value	Valuation technique	Unobservable inputs	Range
Equity investments accounted for using the measurement alternative	243,525	Black-Scholes method	• IPO Probability • Volatility	20%~40% 50%~52%